Long term debt (Tables)	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long term debt consists of the following:

	March 31, 2016 (INR)	As of March 31,
		2017 (INR)	2017 (US$)
Compulsorily convertible debentures 5.0% — DEG	1,272,400	—	—
Compulsorily convertible debentures 10.0% — IFC	478,900	—	—
Compulsorily convertible debentures 0% — IFC II	140,100	—	—
Compulsorily convertible debentures 5% — IFC III	241,100	—	—
Series E compulsorily convertible preferred shares (140,000 shares)	837,300	—	—
Series G compulsorily convertible preferred shares (18,882 shares)	630,900	—	—

	3,600,700	—	—

Secured term loans, net of financing costs:
Foreign currency loans	5,889,467	5,385,949	83,052
Indian rupee loans	13,340,243	27,311,619	421,151

	19,229,710	32,697,568	504,203

Total debt	22,830,410	32,697,568	504,203
Less current portion	4,477,696	1,554,806	23,975

Long-term debt	18,352,714	31,142,762	480,228

Summary of Aggregate Maturities of Long Term Debt

As of March 31, 2017, the aggregate maturities of long term debt is as follows:

	Annual maturities
March 31,	INR	US$
2018	1,622,519	25,020
2019	2,225,730	34,321
2020	2,048,910	31,595
2021	2,733,616	42,153
2022	2,503,208	38,600
Thereafter	22,433,053	345,922

Total	33,567,036	517,611